Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents
25	CASH AND CASH EQUIVALENTS
The weighted average effective interest rate on bank deposits was 2.18% per annum for the year ended December 31, 2017 (2016: 1.36% per annum, 2015: 1.31% per annum).